Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Promissory Notes [Abstract]
Schedule of Convertible Promissory Notes

The following table reconciles the carrying value of the host debt liability component of the convertible promissory notes:

	As of December 31,
	2023	2024
	HK$	HK$	US$
Host debt liability
Proceeds from issuance of convertible promissory notes	—	23,400,000	3,012,475
Less: Debt discount and transaction costs apportioned to host debt liability*	—	(1,802,374)	(232,034)
Less: Fair value of embedded derivative liability (see Note 11.2)	—	(8,380,211)	(1,078,854)
Carrying value of host debt liability at inception	—	13,217,415	1,701,587
Amortized debt discount and transaction costs**	—	643,232	82,808
Balance at end of the financial year	—	13,860,647	1,784,395

*	Debt discount and transaction costs apportioned to host debt liability is recognized as a reduction of the carrying amount of host debt liability. Debt discount and transaction costs apportioned to embedded derivative liability amounted to HK$1,005,626 (US$129,463) is expensed off immediately as interest expense in the consolidated statements of profit or loss and other comprehensive income.

**	Debt discount and transactions costs are being amortized and recorded to interest expense in the consolidated statements of profit or loss and other comprehensive income over the life of the convertible promissory notes using effective interest method.

Schedule of Embedded Derivative Liability

The details of embedded derivative liability is as follows:

	As of December 31,
	2023	2024
	HK$	HK$	US$
Embedded derivative liability
Balance at beginning of the financial year	—	—	—
Issuance of convertible promissory notes	—	8,380,211	1,078,854
Change in fair value of embedded derivative liability	—	(1,623,695)	(209,032)
Balance at end of the financial year	—	6,756,516	869,822

Schedule of Key Inputs and Assumptions

The fair value of the embedded derivative liability was determined using Monte Carlo simulation model, with the assistance of an independent valuation specialist. The model incorporates the following key inputs and assumptions:

	Inception as at November 21, December 2, and December 20, 2024	Year end as at December 31, 2024
Share price (US$)	2.55 – 3.03	2.11
Expected volatility (%)	43.45 – 46.30	49.04
Risk-free interest rate (%)	4.26 - 4.40	4.17